Property, plant and equipment - Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment.
Acquisitions through business combinations, property, plant and equipment	$ 383,680
Depreciation expense	$ 1,393,097	$ 1,590,303	$ 1,265,391